Restoration provisions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Changes In Restoration Provisions [Roll Forward]
Restoration provisions, beginning balance	$ 321,400
Restoration provisions, ending balance	$ 334,233	$ 321,400
Risk-free interest rate	0.61%
Restoration provisions
Changes In Restoration Provisions [Roll Forward]
Restoration provisions, beginning balance	$ 321,400	0
Initial recognition		321,400
Interest Recognized	3,194	0
Foreign exchange recognized	9,639
Restoration provisions, ending balance	$ 334,233	$ 321,400